K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000	www.klgates.com

Ndenisarya M. Bregasi
December 13, 2011	D 202.778.9021
F 202.778.9100
Ndenisarya.Bregasi@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)

•	Legg Mason Capital Management Growth Trust (Class A, Class C, Class FI, Class R, Class R1 and Class I)

•	Legg Mason Capital Management Special Investment Trust (Class A, Class C, Class FI, Class R, Class R1 and Class I)

•	Legg Mason Capital Management Value Trust (Class A, Class C, Class FI, Class R, Class R1 and Class I)

Post-Effective Amendment No. 25 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder (“Rule 485(a)”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (“PEA 25”) on behalf of its series named above (the “New Series”). PEA 25 includes the prospectuses (the “Prospectuses”) and the statement of additional information (the “SAI”) relating to the Registrant’s issuance of shares of the above-named classes of the New Series. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add three new series to the Registrant, the New Series, which will each have six classes of shares – Class A, Class C, Class FI, Class R, Class R1 and Class I. This filing is not intended to affect the prospectus or statement of additional information of any Class of any of the previously registered series of the Registrant.

The New Series are being formed solely as a means to effect the conversion of three Legg Mason funds currently organized as a Maryland corporation or series thereof, Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc. (each, an “Existing Fund’) into a shell series of Legg Mason Global Asset Management Trust, a Maryland statutory trust. Following discussions with Barry Miller and Richard Pfordte, we have prepared for each Existing Fund an extensive supplement to the prospectus explaining the transaction. These supplements are being sent to all existing shareholders.

The reorganizations will be shell reorganizations and will therefore not result in the combination of assets of any Existing Fund with any other fund. After the reorganizations, shareholders will hold the same proportionate interest in the same portfolio of assets as they held immediately prior to the reorganizations. Immediately after the reorganizations, each New Series will have the same portfolio management team, investment objective, strategies, policies and restrictions, the same class structure and fees, and the same Board members and officers as its predecessor Existing Fund. The New Series will have management agreements, distribution plans, distribution agreements, other service agreements, and policies and procedures identical to those of the corresponding Existing Fund.

Other than with respect to the sections of the SAI titled “Description of the Funds” and “The Trust,” the form and text of the Prospectus and the SAI do not differ in any significant way from the currently effective registration statement for each of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc., reviewed by the Staff in the following filings pursuant to Rule 485(a):

Post-Effective Amendment No. 32 to Legg Mason Capital Management Growth Trust, Inc.’s (File Nos. 033-89090; 811-08966) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class I, Class FI, Class R and Class R1 shares of Legg Mason Capital Management Growth Trust, Inc. (Accession No. 0001193125-09-259282) (December 23, 2009).

Post-Effective Amendment No. 40 to Legg Mason Capital Management Special Investment Trust, Inc.’s (File Nos. 033-01271; 811-04451) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class I, Class FI, Class R and Class R1 shares of Legg Mason Capital Management Special Investment Trust, Inc. (Accession No. 0001193125-09-259269) (December 23, 2009).

Post-Effective Amendment No. 46 to the Legg Mason Capital Management Value Trust, Inc.’s (File Nos. 002-75766; 811-03380) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class I, Class FI, Class R and Class R1 shares of Legg Mason Capital Management Value Trust, Inc. (Accession No. 0000898432-09-000725) (May 29, 2009).

The section of the SAI titled “The Trust” is the same as parallel disclosure in the statement of additional information for Legg Mason BW Diversified Large Cap Value Fund, a series of the Registrant, contained in the Registrant’s currently effective registration statement reviewed by the staff in the following filing:

Post-Effective Amendment No. 7 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason BW Diversified Large Cap Value Fund (Accession No. 0000898432-10-000794) (June 4, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 25. Pursuant to Rule 485(a)(2) under the 1933 Act, the Registrant elects to have PEA 25 become effective on February 27, 2012. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing no later than February 3, 2012. This will assist the Registrant in keeping to its expected commencement of operations date for the New Series and its conversion and prospectus printing schedule.

Please contact me at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Ndenisarya M. Bregasi

Ndenisarya M. Bregasi